LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2021	Dec. 31, 2020
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	21 years 5 months 26 days	19 years 9 months 18 days
Operating leases, Weighted average discount rate	5.73%	5.76%
Finance leases, Weighted average remaining lease term	11 years 6 months	12 years 6 months
Finance leases, Weighted average discount rate	7.09%	13.49%